Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued research and development contract costs	$ 10,062	$ 2,791
Accrued employee compensation and benefits	3,104	804
Accrued professional and consulting	846	530
Total accrued expenses and other current liabilities	$ 14,012	$ 4,125